Provisions and other non-financial liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total	$ 104,166	$ 110,565
Miscellaneous other provisions [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Rent under Lease contract	85,167	90,320
Provision for additional tax related to foreign loans	740	543
End of agreement bonus	8,159	3,641
Directors' per diem allowance	698	1,802
Miscellaneous provisions	497	787
Total	$ 95,261	$ 97,093